COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum lease payments
Total	$ 6,383
2016	2,112
2017	1,437
2018	1,019
2019	1,027
2020	788
Rent expense under operating leases
Rent expense	$ 2,000	$ 4,500	$ 6,500